Related party transactions and Directors remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Amounts included in the Group's financial statements by category
	Associates	Joint ventures	Pension funds, unit trusts andinvestmentfunds
	£m	£m	£m
For the year ended and as at 31 December 2017
Income/(expense)	(20)	38	4
Impairment releases	2	-	-
Total assets	2	1,048	2
Total liabilities	75	2	162
For the year ended and as at 31 December 2016
Income/(expense)	(20)	7	4
Impairment charges	(13)	-	-
Total assets	72	2,244	-
Total liabilities	94	95	260
For the year ended and as at 31 December 2015
Income/(expense)	(19)	40	4
Impairment charges	(4)	(2)	-
Total assets	36	1,578	-
Total liabilities	158	133	184

Disclosure of transactions between related parties [line items]
Remuneration of Directors and other Key Management Personnel
	2017	2016
	£m	£m
Salaries and other short-term benefits	33.9	31.9
Pension costs	0.1	0.2
Other long-term benefits	18.4	11.0
Share-based payments	26.8	21.9
Employer social security charges on emoluments	9.6	6.2
Costs recognised for accounting purposes	88.8	71.2
Employer social security charges on emoluments	(9.6)	(6.2)
Other long-term benefits – difference between awards granted and costs recognised	(9.8)	(2.5)
Share-based payments – difference between awards granted and costs recognised	(11.7)	(8.9)
Total remuneration awarded	57.7	53.6

Disclosure required by the Companies Act 2006
	2017	2016
	£m	£m
Aggregate emoluments[a]	8.5	8.1
Amounts paid under LTIPs[b]	1.1	-
	9.6	8.1

Notes

a The aggregate emoluments include amounts paid for the 2017 year. In addition, deferred share awards for 2017 will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions. The total of the deferred share awards is £1m (2016: £1.4m).

b The figure above for "Amounts paid under LTIPs" relates to an LTIP award that was released to Tushar Morzaria in 2017. Dividend shares released on the award are excluded. The LTIP figure in the single total figure table for executive Directors' 2017 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2018 in respect of the 2015-2017 LTIP cycle.There were no pension contributions paid to defined contribution schemes on behalf of Directors (2016: £nil). There were no notional pension contributions to defined contribution schemes.

Related parties [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding
Loans outstanding
	2017	2016
	£m	£m
As at 1 January	9.2	9.8
Loans issued during the year	0.5	0.6
Loan repayments during the year/change of key management personnel	(4.9)	(1.2)
As at 31 December	4.8	9.2

Related parties [member] | Deposits [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding
Deposits outstanding
	2017	2016
	£m	£m
As at 1 January	7.3	116.5
Deposits received during the year	25.7	18.9
Deposits repaid during the year/change of key management personnel	(26.1)	(128.1)
As at 31 December	6.9	7.3